RELATED PARTY TRANSACTIONS - Other Transactions, Indemnifications and Guarantees (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 15, 2017	Oct. 13, 2016	Oct. 12, 2016	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Dividends received					$ 52,666	$ 55,517	$ 52,800
Minimum quarterly distribution per unit (in dollars per share)		$ 0.5775	$ 0.3850
Guarantees issued to Golar Partners					11,429	11,429
Golar Partners
Related Party Transaction [Line Items]
Dividends received	$ 900				$ 52,300	54,700	$ 52,100
Minimum charter term for rights of first offer					5 years
Golar Partners | Tax lease indemnification
Related Party Transaction [Line Items]
Guarantees issued to Golar Partners					$ 11,500	$ 11,500
Golar Partners, Common Unit
Related Party Transaction [Line Items]
Number of units (in shares)	374,295	2,994,364
Number of earn-out units (in shares)		748,592		374,295
Golar Partners, General Partner Units
Related Party Transaction [Line Items]
Number of units (in shares)	7,639	61,109
Number of earn-out units (in shares)		15,278		7,639